SUMMARY OF ESTIMATED USEFUL LIVES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Computer Equipment And Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years	5 years
Filament Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years	3 years